Business and segmental reporting (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Revenues	$ 210,179,181	$ 195,935,392	$ 164,403,938
Time charter [Member]
Concentration Risk [Line Items]
Revenues	0	1,418,636	28,294,215
Spot [Member]
Concentration Risk [Line Items]
Revenues	196,132,999	155,901,280	93,162,634
Pool [Member]
Concentration Risk [Line Items]
Revenues	$ 14,046,182	$ 38,615,476	$ 42,947,089